Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	£ 7,424
Fair value of scheme assets at 31 December	7,317	£ 7,424
Fair value of scheme assets at 31 December	7,317	7,424
Listed
Changes in Plan Assets [Abstract]
Equities	634	628
Bonds	1,156	1,185
Other assets	564	480
Unlisted
Changes in Plan Assets [Abstract]
Equities	724	806
Bonds	861	832
Buy-in insurance policies	2,585	2,453
Other assets	793	1,040
Plan assets
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	7,424	10,816
Differences on exchange	(192)	627
Settlements	(60)	(1,294)
Interest on scheme assets	354	246
Company contributions	64	74
Contributions by scheme members	2	3
Benefits paid	(462)	(561)
Actuarial losses/(gains)arising from changes in financial assumptions	(187)	2,487
Fair value of scheme assets at 31 December	7,317	7,424
Fair value of scheme assets at 31 December	7,317	7,424
Plan assets | Pension schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	7,271	10,644
Differences on exchange	(182)	606
Settlements	(60)	(1,294)
Interest on scheme assets	345	240
Company contributions	64	74
Contributions by scheme members	2	3
Benefits paid	(448)	(546)
Actuarial losses/(gains)arising from changes in financial assumptions	(180)	2,456
Fair value of scheme assets at 31 December	7,172	7,271
Fair value of scheme assets at 31 December	7,172	7,271
Plan assets | Pension schemes | Listed
Changes in Plan Assets [Abstract]
Equities	629	623
Bonds	1,139	1,167
Other assets	556	473
Plan assets | Pension schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	675	756
Bonds	803	768
Buy-in insurance policies	2,585	2,453
Other assets	785	1,031
Plan assets | Healthcare schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	153	172
Differences on exchange	(10)	21
Settlements	0	0
Interest on scheme assets	9	6
Company contributions	0	0
Contributions by scheme members	0	0
Benefits paid	(14)	(15)
Actuarial losses/(gains)arising from changes in financial assumptions	(7)	31
Fair value of scheme assets at 31 December	145	153
Fair value of scheme assets at 31 December	145	153
Plan assets | Healthcare schemes | Listed
Changes in Plan Assets [Abstract]
Equities	5	5
Bonds	17	18
Other assets	8	7
Plan assets | Healthcare schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	49	50
Bonds	58	64
Buy-in insurance policies	0	0
Other assets	£ 8	£ 9